Interest-bearing loans and borrowings - long term - Summary of Interest - Bearing Loans And Borrowings (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Non convertible debentures (secured)	₨ 70,888	$ 862	₨ 76,184
Compulsorily convertible debentures (unsecured)	16,999	207	1,213
Term loan from bank (secured)	102,703	1,250	59,847
Term loan from financial institutions (secured)	174,350	2,121	102,088
Senior secured notes	102,353	1,245	134,397
Non-current debentures	467,293	5,686	373,729
Interest-bearing loans and borrowings - total	467,293	5,686	373,729
Interest-bearing loans and borrowings - net	467,293	5,686	373,729
Current portion of Long term interest bearing loans and borrowings, Non convertible debentures (secured)	741	9	8,078
Current portion of Long term interest bearing loans and borrowings, Term loan from bank (secured)	9,650	117	3,972
Current portion of Long term interest bearing loans and borrowings, Term loan from financial institutions (secured)	10,200	124	7,681
Current portion of Long term interest bearing loans and borrowings, Senior secured notes			36,315
Current debentures	20,591	251	56,046
Current portion of Long term interest bearing loans and borrowings, Interest accrued	3,212	39	3,858
Current portion of Long term interest bearing loans and borrowings, Interest-bearing loans and borrowings - total	23,803	290	59,904
Amount disclosed under the head 'other current financial liabilities'	₨ (23,803)	$ (290)	₨ (59,904)
Bottom of range [member] | Non Convertible Debentures Secured
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Interest rate %	6.03%	6.03%
Maturity	April 2024
Bottom of range [member] | Compulsorily Convertible Debentures
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Interest rate %	8.00%	8.00%
Maturity	June 2026
Bottom of range [member] | Term Loan From Bank Secured
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Interest rate %	7.61%	7.61%
Maturity	January 2024
Bottom of range [member] | Term Loan From Financial Institutions
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Interest rate %	7.50%	7.50%
Maturity	April 2024
Bottom of range [member] | Senior Secured Notes
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Interest rate %	4.89%	4.89%
Maturity	March 2027
Top of range [member] | Non Convertible Debentures Secured
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Interest rate %	11.50%	11.50%
Maturity	February 2053
Top of range [member] | Compulsorily Convertible Debentures
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Interest rate %	13.00%	13.00%
Maturity	June 2061
Top of range [member] | Term Loan From Bank Secured
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Interest rate %	11.49%	11.49%
Maturity	June 2042
Top of range [member] | Term Loan From Financial Institutions
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Interest rate %	11.15%	11.15%
Maturity	January 2044
Top of range [member] | Senior Secured Notes
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Interest rate %	6.18%	6.18%
Maturity	July 2028